Cash and cash equivalents - Restricted Cash Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Cash And Cash Equivalents [Line Items]
Restricted cash	$ 1,114	$ 942
Isapre Norte Grande Ltda.
Disclosures Of Cash And Cash Equivalents [Line Items]
Restricted cash	$ 1,114	$ 942